Preferred Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Temporary Equity [Line Items]
Temporary equity shares authorised			17,744,445	15,077,778	0
Temporary equity par or stated value per share			$ 0.01		$ 0.01
Common stock per share			$ 0.01	$ 0.01
Certificate Of Incorporation Amended [Member]
Temporary Equity [Line Items]
Temporary equity shares authorised			17,744,445	15,077,778
Temporary equity par or stated value per share			$ 0.01	$ 0.01
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorised			3,200,000	3,200,000
Temporary equity par or stated value per share				$ 0.01
Convertible Price Per Share			$ 1.14
Series A Preferred Stock [Member] | Original Issue Price
Temporary Equity [Line Items]
Shares issued, price per share			$ 10.00
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorised			833,334	833,334
Temporary equity par or stated value per share				$ 0.01
Convertible Price Per Share			$ 3.41
Series B Preferred Stock [Member] | Original Issue Price
Temporary Equity [Line Items]
Shares issued, price per share			$ 30.00
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity shares authorised			13,711,111	11,044,444
Temporary equity par or stated value per share				$ 0.01
Stock Issued During Period, Shares, New Issues	1,342,750	170,000	628,719	4,411,048
Shares issued, price per share	$ 100	$ 75	$ 75.00	$ 65.00
Proceeds from stock issuance	$ 134,275	$ 12,750	$ 47,154	$ 286,718
Issurance cost			$ 1,318	$ 6,274
Stock issued during period, shares, acquisitions			456,667	1,115,934
Convertible Price Per Share			$ 5.11
Series C Preferred Stock [Member] | Avizia Inc.
Temporary Equity [Line Items]
Shares issued, price per share				$ 65.00
Series C Preferred Stock [Member] | Aligned Tele-health Inc.
Temporary Equity [Line Items]
Shares issued, price per share			75.00
Series C Preferred Stock [Member] | Original Issue Price
Temporary Equity [Line Items]
Shares issued, price per share			45.00
Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Common stock per share			$ 6.82
Proceeds from issuance of convertible preferred stock			$ 25,000
Preferred stock conversion basis			8.8